Tax Amnesty and Refinancing Program ("REFIS") and Special Tax Regularization Program ("PERT")	12 Months Ended
Dec. 31, 2017
Tax Amnesty and Refinancing Program ("REFIS") and Special Tax Regularization Program ("PERT")
Tax Amnesty and Refinancing Program ("REFIS") and Special Tax Regularization Program ("PERT")

26Tax Amnesty and Refinancing Program (“REFIS”) and Special Tax Regularization Program (“PERT”)

(i)REFIS

In November 2009, the Company elected to join a REFIS program and in 2011, agreed the amount of the eligible liabilities after meeting all formal requirements established in the legislation. At December 31, 2017 the balance is R$ 147,021 and it is fully covered by judicial deposits.

(ii)PERT

In August 2017, the Company elected to join a PERT program, whose the total settlement might occur in January 2018, with the use of tax loss carryforwards. The total amount recognized as of December 31, 2017 is R$ 32,419 and is not covered by judicial deposits.